Projected volatality curve (Details)	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Aug. 06, 2012
Projected volatality curve
First year projection	110.00%	122.00%	127.00%	129.00%
Second year projection	168.00%	167.00%	173.00%	178.00%
Third year projection	202.00%	205.00%	211.00%	218.00%
Fourth year projection	264.00%	236.00%	244.00%	252.00%
Fifth year projection	261.00%	264.00%	272.00%	281.00%